Operating segment and geographic information	12 Months Ended
Dec. 31, 2023
Disclosure of operating segments [abstract]
Operating segment and geographic information
28.
Operating segment and geographic information

All airports provide similar services to their customers as described in Note 20.

The elimination of the investment of the Company in its subsidiaries is included under “Eliminations” along with any intersegment revenues and other significant intercompany operations.

The following are the results, assets and liabilities by segments for the years ended December 31, 2021, 2022 and 2023:

December 31, 2021	Guadalajara		Tijuana		Puerto Vallarta		San José del Cabo		Montego Bay		Hermosillo		Guanajuato		Other Airports		Total reportable segments		Other Companies		Eliminations		Total
Aeronautical services	Ps.	3,296,419	Ps.	1,944,451	Ps.	1,336,177	Ps.	2,003,087	Ps.	1,004,076	Ps.	341,493	Ps.	570,402	Ps.	1,487,850	Ps.	11,983,954	Ps.	—	Ps.	—	Ps.	11,983,954
Non-aeronautical services		783,252		431,706		389,823		839,580		454,519		70,135		131,977		343,913		3,444,905		217,536		—		3,662,441
Improvements to concession assets		1,463,854		876,292		285,667		520,812		93,205		17,148		8,947		102,587		3,368,511		—		—		3,368,511
Total revenues		5,543,525		3,252,448		2,011,667		3,363,479		1,551,800		428,776		711,326		1,934,351		18,797,372		217,535		—		19,014,906
Total intersegment revenues		-		-		-		-		-		-		-		-		-		5,669,325		(5,669,325)		—
Income from operations		2,614,203		1,496,257		1,082,157		1,961,757		406,256		155,692		416,623		293,711		8,426,656		6,099,862		(5,669,325)		8,857,193
Interest income		85,209		45,691		32,470		53,578		6,232		11,269		15,054		62,551		312,056		1,729,291		(1,621,075)		420,271
Interest expense		(529,299)		(353,044)		(130,077)		(313,234)		(161,147)		(63,217)		(70,528)		(81,172)		(1,701,717)		(1,605,897)		1,621,075		(1,686,540)
Loss on financial investment held for coverage		-		-		-		-		-		-		-		-		-		51,656		—		51,656
Depreciation and amortization for the year		(390,393)		(255,470)		(176,563)		(261,466)		(86,642)		(74,653)		(476,300)		(218,049)		(1,939,536)		(111,002)		—		(2,050,539)
Share of gain of associate		-		-		-		-		-		-		-		-		-		1		—		1
Income before income taxes		2,228,136		1,199,952		1,017,326		1,754,654		487,332		111,711		377,149		297,886		7,474,146		6,024,442		(5,669,325)		7,829,263
Income taxes expense		(543,421)		(139,062)		(227,123)		(481,674)		49,911		247		(86,781)		(117,711)		(1,545,614)		(239,932)		—		(1,785,546)
Total assets		14,067,167		9,152,856		5,529,201		6,884,814		2,938,320		1,877,408		1,904,465		6,030,099		48,384,330		52,475,232		(45,536,476)		55,323,085
Total liabilities		9,342,510		5,975,158		3,198,249		5,465,234		2,494,668		1,067,543		1,187,783		1,964,209		30,695,355		29,082,250		(24,883,120)		34,894,485
Investments in associates		-		-		-		-		-		-		-		-		-		34		—		34
Net cash flows provided by operations activities		3,082,428		3,080,746		1,298,955		2,326,916		799,786		296,118		512,406		632,890		12,030,246		(840,512)		(94,289)		11,095,446
Net cash flow used in investing activities		(1,961,546)		(971,466)		(392,886)		(758,682)		(208,497)		(62,412)		(87,309)		(328,445)		(4,775,825)		(193,483)		—		(4,969,308)
Net cash flow used in financing activities		(2,571,291)		(1,512,134)		(894,687)		(1,572,262)		(329,444)		(212,676)		(652,150)		4,775		(7,739,869)		388,344		—		(7,351,525)
Additions to non-current as assets		8,549,694		5,363,861		2,676,621		3,828,149		5,751,567		1,073,645		987,253		3,290,029		31,520,818		1,084,094		—		32,604,913

December 31, 2022	Guadalajara		Tijuana		Puerto Vallarta		San José del Cabo		Montego Bay		Hermosillo		Guanajuato		Other Airports		Total reportable segments		Other Companies		Eliminations		Total
Aeronautical services	Ps.	4,562,120	Ps.	2,690,693	Ps.	2,278,063	Ps.	2,711,345	Ps.	1,689,682	Ps.	457,013	Ps.	760,779	Ps.	2,187,039	Ps.	17,336,734	Ps.	—	Ps.	—	Ps.	17,336,734
Non-aeronautical services		877,101		532,955		524,261		1,093,300		693,603		79,181		154,845		415,586		4,370,832		826,406		—		5,197,238
Improvements to concession assets		2,474,815		751,422		523,993		624,893		109,715		74,231		33,868		253,467		4,846,404		—		—		4,846,404
Total revenues		7,914,036		3,975,070		3,326,317		4,429,538		2,493,000		610,425		949,492		2,856,092		26,553,970		826,406		—		27,380,376
Total intersegment revenues		—		—		—		—		—		—		—		—		—		8,894,827		(8,894,827)		—
Income from operations		3,897,415		2,227,358		1,992,568		2,739,855		1,122,272		275,292		605,139		676,820		13,536,720		9,172,302		(8,894,827)		13,814,195
Interest income		133,432		118,479		79,159		68,588		31,943		23,532		25,661		103,587		584,383		2,500,313		(2,248,707)		835,989
Interest expense		(767,773)		(532,742)		(215,845)		(356,813)		25,841		(83,366)		(84,479)		(142,388)		(2,157,565)		(2,547,060)		2,248,707		(2,455,918)
Loss on financial investment held for coverage		—		—		—		—		—		—		—		—		—		6,765		—		6,765
Depreciation and amortization for the year		(439,418)		(341,674)		(196,793)		(302,051)		(491,075)		(86,112)		(80,874)		(284,653)		(2,222,650)		(90,671)		—		(2,313,321)
Share of gain of associate		—		—		—		—		—		—		—		—		—		1		—		1
Income before income taxes		3,250,931		1,802,135		1,822,081		2,404,830		965,731		208,469		535,377		641,154		11,630,708		9,539,805		(8,894,827)		12,275,686
Income taxes expense		(880,041)		(239,072)		(465,912)		(666,377)		(250,796)		(22,788)		(128,532)		(96,269)		(2,749,790)		(340,425)		—		(3,090,212)
Total assets		16,826,327		9,563,874		7,153,346		6,783,782		2,302,148		1,959,100		1,845,541		6,345,646		52,779,764		51,005,573		(43,279,996)		60,505,341
Total liabilities		11,965,643		6,636,931		4,310,601		4,975,334		2,296,332		1,138,198		1,161,069		2,325,171		34,809,270		28,813,099		(22,945,082)		40,677,296
Investments in associates		—		—		—		—		—		—		—		—		—		118		—		118
Net cash flows provided by operations activities		3,525,596		2,519,921		1,414,508		1,968,907		1,397,299		336,156		503,619		1,256,571		12,922,577		140,039		(542,910)		12,519,706
Net cash flow used in investing activities		(3,677,863)		(1,416,545)		(1,579,955)		(780,692)		(204,113)		(128,091)		(138,418)		(642,938)		(8,568,615)		9,595,410		—		(8,482,383)
Net cash flow used in financing activities		(247,552)		(1,325,895)		228,761		(1,691,110)		(942,311)		(174,446)		(512,371)		(393,570)		(5,058,494)		(9,376,386)		—		(4,925,702)
Additions to non-current as assets		11,473,157		6,111,133		4,035,010		4,151,889		5,372,863		1,079,844		1,051,393		3,421,157		36,696,446		1,194,251		—		37,890,697

December 31, 2023	Guadalajara		Tijuana		Puerto Vallarta		San José del Cabo		Montego Bay		Hermosillo		Guanajuato		Other Airports		Total reportable segments		Other Companies		Eliminations		Total
Aeronautical services	Ps.	5,266,036	Ps.	2,915,378	Ps.	2,492,164	Ps.	2,932,155	Ps.	1,804,975	Ps.	525,222	Ps.	923,323	Ps.	2,408,142	Ps.	19,267,395	Ps.	—	Ps.	—	Ps.	19,267,395
Non-aeronautical services		1,041,913		622,543		561,976		1,169,048		800,061		98,269		182,829		437,237		4,913,873		1,251,556		—		6,165,429
Improvements to concession assets		4,271,867		450,925		1,715,824		376,172		206,137		37,558		185,069		547,769		7,791,320		—		—		7,791,320
Total revenues		10,579,816		3,988,846		4,769,964		4,477,375		2,811,173		661,049		1,291,221		3,393,145		31,972,588		1,251,556		—		33,224,144
Total intersegment revenues		—		—		—		—		—		—		—		—		—		8,369,155		(8,369,155)		—
Income from operations		4,619,800		2,294,571		2,137,339		2,851,985		895,296		337,981		761,752		786,858		14,685,583		8,822,285		(8,369,155)		15,138,713
Interest income		196,807		132,182		146,952		149,515		118,052		28,305		44,140		149,386		965,340		3,545,745		(3,108,120)		1,402,964
Interest expense		(1,227,357)		(557,143)		(468,036)		(417,251)		21,900		(90,792)		(118,086)		(189,167)		(3,045,932)		(3,501,465)		3,108,120		(3,439,276)
Loss on financial investment held for coverage		—		—		—		—		—		—		—		—		—		—		—		—
Depreciation and amortization for the year		(459,556)		(421,742)		(230,168)		(326,769)		(467,968)		(99,270)		(87,899)		(332,729)		(2,426,100)		(119,602)		—		(2,545,702)
Share of gain of associate		—		—		—		—		—		—		—		—		—		1		—		1
Income before income taxes		3,500,714		1,847,204		1,682,813		2,408,417		814,105		242,928		652,492		697,638		11,846,310		9,284,535		(8,369,155)		12,761,690
Income taxes expense		(1,012,193)		(272,352)		(465,744)		(674,719)		(190,094)		(47,872)		(180,660)		(132,545)		(2,976,177)		(95,912)		—		(3,072,090)
Total assets		19,923,075		9,411,058		8,067,761		7,375,756		1,829,445		1,983,026		2,193,605		6,606,148		57,389,875		66,607,919		(56,552,935)		67,444,859
Total liabilities		1,185,166		504,424		714,059		754,806		2,579,087		285,351		403,847		1,287,445		7,714,185		39,892,672		(1,106,645)		46,500,212
Investments in associates		—		—		—		—		—		—		—		—		—		-		—		-
Net cash flows provided by operations activities		3,829,956		2,471,376		1,916,070		2,415,125		2,034,734		346,523		698,647		958,450		14,670,883		250,927		(986,955)		13,934,854
Net cash flow used in investing activities		(5,623,472)		(828,233)		(1,939,152)		(607,268)		(330,259)		(96,579)		(253,738)		(636,395)		(10,316,421)		5,772,710		(6,548,446)		(11,092,156)
Net cash flow used in financing activities		(132,785)		(2,081,188)		(784,133)		(1,543,711)		(1,109,162)		(221,136)		(275,360)		(475,945)		(6,623,420)		8,724,660		(6,891,002)		(4,789,761)
Additions to non-current as assets		16,440,266		6,444,268		5,728,023		4,432,137		4,451,408		1,068,774		1,227,213		3,978,379		43,770,469		2,150,649		—		45,921,118

Non-current assets are comprised of Machinery, equipment, Improvements to leased assets, Improvements to concession assets, Airport concessions, Rights of use of airport facilities, Other acquired rights, Right-of-use assets and Other assets.

The unrealized exchange loss, net amounts (a non-cash item) disclosed in the consolidated statements of cash flow relates mainly to Other Companies segments, and comes from bank loans denominated in foreign currency.

The amounts shown in the eliminations column relates to the intercompany transactions and balances being eliminated to arrive at consolidated figures, such as, personnel services, parking operations, income and financial expenses, equity method, investments in subsidiaries, amongst the most important.

- Geographic information – All subsidiaries of the Company operate in Mexico and Jamaica. The financial information presented above covers the different regions in which these airports operate. Segment revenue has been based on the geographic location of the customers and non-current segment assets were based on the location of the assets. Montego Bay and Kingston airports corresponds to the Region of Jamaica with geographic revenue of Ps.1,696,338, Ps.2,201,495 and Ps.3,653,334 during the years ended December 31, 2021, 2022 and 2023 respectively and non-current assets of Ps.5,973,780, Ps.5,417,519 and Ps.4,964,249 as of December 31, 2021, 2022 and 2023 respectively. Geographic revenue from customers located in Mexico amounted to Ps.16,813,441, Ps.23,727,042 and Ps.29,179,397 for the years ended December 31, 2021, 2022 and 2023 and non-current assets physically located in Mexico totaled Ps.30,687,386, Ps.32,473,178 and Ps.41,265,702 as of December 31, 2021, 2022 and 2023 respectively.

- Major Customers – The Company has no dependence on a particular customer, as 52.5%, 52.8% and 48.3% of the total revenues for 2021, 2022 and 2023, respectively, corresponds to the passenger charges that are paid by passengers upon use of the Company’s airport facilities, that is collected by the airlines to be subsequently reimbursed to the airports, and are covered by the airlines through guarantees issued in favor of the airports. Without the revenues from passenger charges that airlines collect on behalf of the Company, no one customer represents more than 10% of the consolidated revenues.

- Major suppliers – The Company has no dependence on a specific supplier, due to, no one supplier represents more than 10% of its capital investments in productive assets and/or of the total operating costs.